Shares Held by ESOP (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Allocated	214,146	184,674
Committed to be allocated	48,637	48,637
Unallocated	507,801	556,438
Total shares	770,584	789,749
Fair value of unallocated shares	$ 6,119	$ 6,399